TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES
5.	TRADE AND OTHER RECEIVABLES

The trade and other receivables balance consists of:

	At December 31	At December 31
(in thousands)	2021	2020

Trade receivables	$2,866	$2,644
Receivables in MLJV and MWJV	533	394
Sales tax receivables	255	154
Sundry receivables	2	182
	$3,656	$3,374